CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized	100,000,000	100,000,000
Common stock, issued	55,394,000	44,784,000
Common stock, outstanding	55,394,000	44,784,000
QPAGOS Corporation - Parent Company [Member]
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, authorized		100,000,000	100,000,000
Common stock, issued		44,784,000	9,238,628
Common stock, outstanding		44,784,000	9,238,628